Property and Equipment, net (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Assets held under capital leases	$3,776	$3,752
Computer, print and mail equipment	9,151	7,998
Furniture and fixtures	4,072	4,073
Leasehold improvements	12,133	12,120
Software	1,580	1,437
Vehicles	95	115
Internal software development	3,025	2,644
Construction in progress	33	79
Total property and equipment	33,865	32,218
Less: accumulated depreciation and amortization	(17,912)	(15,568)
Total property and equipment, net	$15,953	$16,650

Property and equipment, net consists of the following as of December 31 of each year:

	2020	2019
Assets held under capital leases – computer, print and mail equipment and software	$3,752	$3,746
Computer, print and mail equipment	7,998	7,043
Furniture and fixtures	4,073	4,040
Leasehold improvements	12,120	12,071
Software	1,437	1,349
Vehicles	115	115
Internal software development	2,644	2,067
Construction in progress	79	24
Total property and equipment	32,218	30,455
Less: accumulated depreciation and amortization	(15,568)	(12,170)
Total	$16,650	$18,285